Note 20 - Other Charges - Restructuring Provision (Details) $ in Thousands	12 Months Ended
Jan. 31, 2021 USD ($)
Balance
Accruals and adjustments	2,300
Cash draw downs	(2,240)
Foreign exchange	10
Balance	70
Employee Severance [Member]
Balance
Accruals and adjustments	1,717
Cash draw downs	(1,657)
Foreign exchange	10
Balance	70
Facility Closing [Member]
Balance
Accruals and adjustments	583
Cash draw downs	(583)
Foreign exchange
Balance